Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,440,438.97
Total Fee Amount	39,695.52
Total Offset Amount	0.00
Net Fee	$ 39,695.52
Offering Table N/A
Offset Table N/A	N/A